Note 9 - Stock-based Compensation (Details Textual) - USD ($) xbrli-pure in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total				$ 23,469
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0	140,000	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments				$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Employees [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Board Of Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Board of Directors and Officer [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	80,150	58,009	62,874
Restricted Stock Holding Period				1 year
Fair Value Of Restricted Shares Upon Issuance				$ 105,000	$ 105,000	$ 105,000
The 2015 Incentive Stock Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance				1,100,415
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				542,301